Equity Offerings (Tables)	9 Months Ended
Sep. 30, 2016
Equity [Abstract]
Schedule of Equity Offerings

(US $ in thousands)	June 2015 Offering
Gross proceeds received (1)	$121,224
Less: Underwriters’ discount	4,300
Less: Offering expenses	293
Net proceeds received	116,631

(1)	Includes General Partner’s 2% proportional capital contribution.